UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments • September 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Commercial Paper (40.2%)
	Asset-Backed - Auto (6.9%)
$32,325	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.25-6.28%	10/03/07-11/13/07	$32,213,663
22,957	DaimlerChrysler Revolving Auto Conduit LLC Series II	5.34-5.35	10/11/07-10/30/07	22,896,578
50,000	New Center Asset Trust	5.23-6.32	10/01/07-10/10/07	49,975,283
				105,085,524
	Asset-Backed - Consumer (2.1%)
6,445	Sheffield Receivables Corp.*	5.35	10/19/07	6,427,953
25,000	Three Rivers Funding Corp.*	5.34	10/15/07	24,948,812
				31,376,765
	Asset-Backed - Corporate (4.2%)
15,000	CAFCO LLC*	5.39	11/14/07	14,902,650
10,000	CIESCO LLC*	5.32	11/09/07-11/15/07	9,935,300
39,500	Kaiserplatz Funding (Delaware) LLC*	5.36-5.37	10/05/07-10/25/07	39,405,411
				64,243,361
	Asset-Backed - Diversified (4.7%)
20,000	Hannover Funding Company LLC*	5.36	01/11/08	19,704,200
12,000	Lexington Parker Capital Co. LLC*	5.33	10/19/07	11,968,740
29,000	Market Street Funding LLC*	6.00	10/01/07	29,000,000
10,000	Silver Tower (U.S.) Funding LLC*	5.34	10/26/07	9,963,403
				70,636,343
	Asset-Backed - Mortgages (1.2%)
19,000	Sydney Capital Corp.*	5.36	10/15/07-10/17/07	18,958,307

	Asset-Backed - Securities (5.3%)
14,132	Amstel Funding Corp.*	5.35-5.37	11/21/07-12/27/07	13,973,185
5,000	Curzon Funding LLC*	5.36	10/18/07	4,987,486
8,000	Giro Lion (U.S.) Funding LLC*	5.35-5.36	10/02/07-10/22/07	7,995,890
14,000	Grampian Funding LLC*	5.31-5.32	11/07/07-11/14/07	13,915,434
30,000	Greyhawk Funding LLC*	5.37	10/05/07	29,982,367
6,090	North Sea Funding LLC*	5.40	11/15/07	6,049,502
4,000	Scaldis Capital LLC*	5.33	11/05/07	3,979,739
				80,883,603
	Asset-Backed - Structured Investment Vehicles (2.0%)
15,000	Asscher Finance Corp.*	5.34	10/02/07	14,997,813
4,000	Beta Finance*	5.33	11/26/07	3,967,738
10,000	Victoria Finance LLC*	5.35	12/21/07	10,870,805
				29,836,356
	Banking (4.8%)
10,000	Bank of America Corp.	5.31	12/21/07	9,882,955
63,500	Citigroup Funding Inc.	5.23-5.73	12/10/07-03/18/08	62,638,740
				72,521,695
	Financial Conglomerates (1.3%)
20,000	General Electric Capital Corp.	5.26	02/08/08	19,628,056

	International Banks (7.7%)
15,000	CBA (Delaware) Finance Inc.	5.75	11/06/07	14,914,650
2,000	DEPFA Bank plc*	5.37	11/13/07	1,987,458
7,000	Santander Central Hispano Finance (Del) Inc.	5.14	03/28/08	6,825,624
44,500	Societe Generale N.A., Inc.	5.19-5.71	10/09/07-12/27/07	44,033,485
5,000	Swedbank	5.31	11/16/07	4,966,969
35,000	UBS Finance (Delaware) LLC	5.31-5.42	10/09/07-11/02/07	34,920,126
10,000	UniCredito Italiano Bank (Ireland) plc*	5.32-5.33	11/19/07-11/26/07	9,924,415
				117,572,727

	Total Commercial Paper (Cost $610,742,737)			610,742,737

	Floating Rate Notes (18.7%)
	Asset-Backed - Structured Investment Vehicles (7.7%)
30,000	Beta Finance*	5.35-5.51†	10/09/07-11/19/07#	30,001,982
5,000	CC USA Inc.*	4.87†	10/01/07#	5,000,233
25,000	Cullinan Finance Corp.*	4.82†	10/01/07#	24,999,571
25,000	Harrier Finance Funding (U.S.) LLC*	5.17†	12/28/07#	24,997,486
27,000	Links Finance LLC*	5.17-5.55†	12/20/07-12/28/07#	26,999,709
5,000	SIGMA Finance, Inc.*	4.83†	10/01/07#	4,999,654
				116,998,635
	Banking (1.2%)
7,000	SunTrust Banks, Inc.	5.44†	10/15/07#	7,000,299
11,000	Wachovia Corp.	5.43†	11/08/07#	11,001,236
				18,001,535
	Finance-Auto (1.0%)
15,000	American Honda Finance Corp.*	5.36†	11/06/07‡	15,000,000

	Financial Conglomerates (0.6%)
10,000	General Electric Capital Corp.	5.41†	10/15/07#	10,002,538

	International Banks (3.8%)
9,000	BNP Paribas	5.30†	10/03/07#	8,999,994
15,000	Banco Bilbao Vizcaya Argentaria	5.31†	10/03/07#	14,997,327
10,000	NATIXIS	5.14†	12/31/07#	9,998,307
13,500	Unicredito Italiano SpA	5.35†	11/06/07#	13,496,782
10,000	Westpac Banking Corp.	5.32†	10/29/07#	9,999,805
				57,492,215
	Investment Banks/Brokers (4.4%)
40,000	Banc of America Securities, LLC*	5.31†	10/01/07#	40,000,000
15,000	Bear Stearns & Companies Inc., (The)	5.38†	10/01/07#	15,000,044
12,000	Goldman Sachs Group, Inc. (The)	5.49†	10/05/07#	12,000,200
				67,000,244

	Total Floating Rate Notes (Cost $284,495,167)			284,495,167

	Certificates of Deposit (22.2%)
	Domestic Banks (1.0%)
5,000	Citibank N.A.	5.55	12/03/07	5,000,000
10,000	Union Bank of California, NA	5.15	12/28/07	10,000,000
				15,000,000

	International Banks (21.2%)
15,000	ABN Amro Bank NV	5.64	12/14/07	15,000,000
13,000	BNP Paribas	5.14-5.31	11/09/07-02/08/08	13,000,410
53,000	Barclays Bank plc	5.15-5.50	12/27/07-04/14/08	53,000,000
4,000	Calyon (NY)	5.11	03/03/08	3,999,899
36,000	Credit Suisse (NY)	5.46-5.55	11/30/07-03/12/08	36,000,000
10,000	DEPFA Bank plc	5.31	11/30/07	10,000,000
18,500	Deutsche Bank AG	5.16	01/22/08	18,502,083
30,000	HBOS Treasury Services plc	5.12-5.72	12/07/07-01/08/08	29,997,754
5,000	NATIXIS	5.57	10/17/07	5,000,000
10,000	Norinchukin Bank	5.33	10/16/07	10,000,000
6,000	Royal Bank of Canada	5.32	10/04/07	5,999,874
50,000	Royal Bank of Scotland plc	5.50-5.68	11/15/07-12/12/07	50,000,000
15,000	Societe Generale N.A., Inc.	5.65	12/11/07	15,000,000
20,000	Toronto Dominion Bank	5.13	02/29/08	20,000,000
34,000	UBS AG	5.31-5.47	10/12/07-03/13/08	34,000,000
2,000	Westpac Banking Corp.	5.36	10/29/07	1,999,699
				321,499,719

	Total Certificates of Deposit (Cost $336,499,719)			336,499,719

	Repurchase Agreements (16.6%)
202,330	Barclays Capital, Inc.
	(dated 09/28/07; proceeds $202,416,327) (a)	5.12	10/01/07	202,330,000

50,000	Deutsche Bank Securities, Inc.
	(dated 09/28/07; proceeds $50,022,500) (b)	5.40	10/01/07	50,000,000

	Total Repurchase Agreements (Cost $252,330,000)			252,330,000

	U.S Government Agencies (1.0%)
5,000	Federal Home Loan Banks	5.05	02/20/08	4,902,769
10,000	Federal National Mortgage Association	4.79	02/06/08	9,832,889

	Total U.S Government Agencies (Cost $14,735,658)			14,735,658

	Extendible Note (0.6%)
10,000	Caja de Ahorros y Monte de Piedad de Madrid (Cost $10,000,000)	5.36†	10/19/07#	10,000,000

	Corporate Bond Note (0.3%)
	Asset-Backed - Structured Investment Vehicles
5,000	Cullinan Finance Corp.* (Cost $5,000,000)	5.45	02/01/08	5,000,000

	Total Investments (Cost $1,513,803,281) (c)		99.6%	1,513,803,281

	Other Assets in Excess of Liabilities		0.4	5,447,769

	Net Assets		100.0%	1,519,251,050

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at September 30, 2007.
#	Date of next interest rate reset.
(a)	Collateralized by Freddie Mac 5.50% - 6.00% due 04/01/37-09/01/37 valued at $206,376,601.
(b)

Collateralized by Nantucket CLO Ltd. 9.25% due 11/24/20 valued at $10,085,354 and Deutsche Financial Capital Securitization LLC 7.28% due 09/15/27 valued at $11,945,491 and Caterpillar Financial Services Corp. 3.75% due 05/15/09 valued at $6,870,446 and Capital One Bank 4.88% due 05/15/08 valued at $10,584,194 and Bear Stearns Co. Inc. 5.59% due 08/21/09 valued at $422,419 and Suntrust Bank 5.61% due 05/21/12 valued at $11,092,097.

(c)	Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007